Share-based payments (Details 1)	6 Months Ended
Jun. 30, 2019 € / shares $ / shares yr
Q1
DisclosureOfSharebasedPaymentsLineItems [Line Items]
Fair value at grant date per option (USD)	14.45
Fair value at grant date FX rate as of grant date | € / shares	0.88
Fair value at grant date per option (EUR) | € / shares	12.69
Share price at grant date (USD)	$ 26.02
Exercise price (USD)	26.02
Expected volatility	0.65%
Expected life (midpoint based) | yr	4.8
Expected dividends	0.00%
Risk-free rate (interpolated, U.S. sovereign strips curve)	3.00%
Q1
DisclosureOfSharebasedPaymentsLineItems [Line Items]
Fair value at grant date per option (USD)	18.17
Fair value at grant date FX rate as of grant date | € / shares	0.87
Fair value at grant date per option (EUR) | € / shares	15.87
Share price at grant date (USD)	$ 32.63
Exercise price (USD)	32.63
Expected volatility	0.65%
Expected life (midpoint based) | yr	4.9
Expected dividends	0.00%
Risk-free rate (interpolated, U.S. sovereign strips curve)	2.60%
Q2
DisclosureOfSharebasedPaymentsLineItems [Line Items]
Fair value at grant date per option (USD)	22.54
Fair value at grant date FX rate as of grant date | € / shares	0.89
Fair value at grant date per option (EUR) | € / shares	20.08
Share price at grant date (USD)	$ 41.39
Exercise price (USD)	41.39
Expected volatility	0.65%
Expected life (midpoint based) | yr	4.7
Expected dividends	0.00%
Risk-free rate (interpolated, U.S. sovereign strips curve)	2.30%